As filed with the Securities and Exchange Commission on November 28, 2018

Securities Act Registration No. 002-89725

Investment Company Act Registration No. 811-03981

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 118 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 119 (X)

Check appropriate box or boxes

Prudential World Fund, Inc.

Exact name of registrant as specified in charter

655 Broad Street, 17th Floor

Newark, New Jersey 07102

Address of Principal Executive Offices including Zip Code

(973) 367-7521

Registrant's Telephone Number, Including Area Code

Andrew R. French

655Broad Street, 17th Floor Newark, New Jersey 07102

Name and Address of Agent for Service

It is proposed that this filing will become effective:

__ immediately upon filing pursuant to paragraph (b) X on December 27, 2018 pursuant to paragraph (b) __ 60 days after filing pursuant to paragraph (a)(1)

__ on (____) pursuant to paragraph (a)(1)

__ 75 days after filing pursuant to paragraph (a)(2) __ on (____) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 118 to the Registration Statement for Prudential World Fund, Inc. (the "Registrant") is being filed on behalf of PGIM Global Opportunities Fund and PGIM International Opportunities Fund, for the purpose of delaying, until December 27, 2018, the effectiveness of Post-Effective Amendment No. 117 for the Registrant, which was filed pursuant to Rule 485(a)(1) on October 9, 2018. Post-Effective Amendment No. 117 was scheduled to become effective on December 8, 2018.

Accordingly, the contents of Post-Effective Amendment No. 117 consisting of Part A, Part B, and Part C, are hereby incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 28th day of November, 2018.

Prudential World Fund, Inc.

*

Stuart S. Parker, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
*	Director
Ellen S. Alberding
*	Director

Kevin J. Bannon
*	Director

Scott E. Benjamin
*	Director
Linda W. Bynoe
*	Director

Barry H. Evans
*	Director

Keith F. Hartstein
*	Director
Laurie Simon Hodrick
*	Director

Michael S. Hyland
*	Director and President, Principal Executive Officer

Stuart S. Parker
*	Director
Richard A. Redeker
*	Director

Brian K. Reid
*	Director

Grace C. Torres
*	Treasurer, Principal Financial and Accounting
Officer
Brian D. Nee

Signature	Title	Date
*By: /s/ Jonathan D. Shain	Attorney-in-Fact	November 28, 2018

Jonathan D. Shain

POWER OF ATTORNEY

for the Prudential Fund Complex

The undersigned, Ellen S. Alberding, Kevin J. Bannon, Scott E. Benjamin, Linda W. Bynoe, Barry H. Evans, Keith F. Hartstein, Laurie Simon Hodrick, Michael S. Hyland, CFA, Stuart S. Parker, Richard A. Redeker, Brian K. Reid, and Grace C. Torres as directors/ trustees of each of the registered investment companies listed in Appendix A hereto, and Brian D. Nee, as treasurer and principal financial and accounting officer of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Deborah A. Docs, Raymond A. O'Hara and Jonathan D. Shain, or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person's personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Ellen S. Alberding

Ellen S. Alberding

/s/ Kevin J. Bannon

Kevin J. Bannon

/s/ Scott E. Benjamin

Scott E. Benjamin

/s/ Linda W. Bynoe

Linda W. Bynoe

/s/ Barry H. Evans

Barry S. Evans

/s/ Keith F. Hartstein

Keith F. Hartstein

Dated: September 20, 2018

/s/ Laurie Simon Hodrick

Laurie Simon Hodrick

/s/ Michael S. Hyland

Michael S. Hyland

/s/ Brian D. Nee

Brian D. Nee

/s/ Stuart S. Parker

Stuart S. Parker

/s/ Richard A. Redeker

Richard A. Redeker

/s/ Brian K. Reid

Brian K. Reid

/s/ Grace C. Torres

Grace C. Torres

APPENDIX A

Prudential Government Money Market Fund, Inc.

The Prudential Investment Portfolios, Inc.

Prudential Investment Portfolios 2

Prudential Investment Portfolios 3

Prudential Investment Portfolios Inc. 14

Prudential Investment Portfolios 4

Prudential Investment Portfolios 5

Prudential Investment Portfolios 6

Prudential National Muni Fund, Inc.

Prudential Jennison Blend Fund, Inc.

Prudential Jennison Mid-Cap Growth Fund, Inc.

Prudential Investment Portfolios 7

Prudential Investment Portfolios 8

Prudential Jennison Small Company Fund, Inc.

Prudential Investment Portfolios 9

Prudential World Fund, Inc.

Prudential Investment Portfolios, Inc. 10

Prudential Jennison Natural Resources Fund, Inc.

Prudential Global Total Return Fund, Inc.

Prudential Investment Portfolios 12

Prudential Investment Portfolios, Inc. 15

Prudential Investment Portfolios 16

Prudential Investment Portfolios, Inc. 17

Prudential Investment Portfolios 18

Prudential Sector Funds, Inc.

Prudential Short-Term Corporate Bond Fund, Inc.

The Target Portfolio Trust

The Prudential Variable Contract Account-2

The Prudential Variable Contract Account-10

PGIM ETF Trust